OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about undiscounted contractual payments relating to current and future lease liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Aug. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 5,699	$ 3,459
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,251	1,060
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,081	1,009
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	503	778
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	459	241
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	461	131
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 1,944	$ 240